Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

International Opportunities Fund

(the “Fund”)

Supplement dated May 21, 2021 to the Fund’s Prospectus

dated February 4, 2021, as supplemented and amended to date

Effective immediately, the following changes are made to the Fund’s Prospectus:

In the subsection of the Prospectus entitled “Fund Summary: International Opportunities Fund – Investment Adviser,” the table under the heading “Portfolio Managers,” solely with respect to MFS, is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since
MFS
Peter Fruzzetti Investment Officer of MFS	October 2020
Jose Luis Garcia Investment Officer of MFS	October 2020
Lionel Gomez Portfolio Manager	March 2021
Robert Lau Investment Officer of MFS	October 2020
Sandeep Mehta Investment Officer at MFS	October 2020

In the subsection of the Prospectus entitled “Management – Investment Subadvisers – Massachusetts Financial Services Company,” the second paragraph is deleted in its entirety and replaced with the following:

MFS manages a portion of the assets of the International Opportunities Fund using a team of portfolio managers. The team is comprised of Peter Fruzzetti, Jose Luis Garcia, Robert Lau, Sandeep Mehta and Lionel Gomez. Messrs. Fruzzetti, Garcia, Lau, Mehta and Gomez are each Investment Officers of MFS. Mr. Fruzzetti has been employed in the investment area of MFS since 2000. Mr. Garcia has been employed in the investment area of MFS since 2002. Mr. Lau has been employed in the investment area of MFS since 2001. Mr. Mehta has been employed in the investment area of MFS since 2008. Mr. Gomez has been employed in the investment area since 2013.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the

Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

International Opportunities Fund

(the “Fund”)

Supplement dated May 21, 2021 to the Fund’s Statement of Additional Information (“SAI”),

dated February 4, 2021, as supplemented and amended to date

Effective immediately, the following change is made to the SAI:

In the subsection entitled “PORTFOLIO MANAGERS – Other Accounts,” the information in the table with respect to the International Opportunities Fund, solely as it relates to MFS, is deleted in its entirety and replaced with the following:

Fund	Advisers/ Subadviser	Portfolio Manager	Other Accounts as of 9/30
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
International Opportunities Fund	MFS	Juan Luis Garcia Peter Fruzzetti Robert Lau Sandeep Mehta Lionel Gomez[6]	5 3 5 3 2	$13,024 $7,121 $13,024 $7,121 $8,500	7 2 6 3 1	$889 $868 $884 $868 $267	9 4 8 4 3	$1,316 $484 $1,981 $484 $551.9

6 Information as of May 14, 2021.

In the subsection entitled “PORTFOLIO MANAGERS – Compensation and Potential Conflicts of Interest – MFS – Compensation,” the last sentence of the sixth paragraph is replaced with the following:

As of December 31, 2020, the following benchmarks were used to measure the following portfolio managers’ performance for the following Fund:

International Opportunities Fund

Peter Fruzzetti	MSCI EAFE (Europe, Australia, Far East) Small Cap Index (net div)
Jose Luis Garcia	MSCI EAFE (Europe, Australia, Far East) Small Cap Index (net div)
Robert Lau	MSCI EAFE (Europe, Australia, Far East) Small Cap Index (net div)
Sandeep Mehta	MSCI EAFE (Europe, Australia, Far East) Small Cap Index (net div)
Lionel Garcia*	MSCI EAFE (Europe, Australia, Far East) Small Cap Index (net div)

* Information as of May 14, 2021.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.